EARNINGS (LOSS) PER SHARE (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended
	Feb. 28, 2018	Oct. 31, 2016	Dec. 31, 2020	Apr. 30, 2018	Oct. 05, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issued and loaned to affiliate (in shares)		8,000,000
Total authorized for share lending arrangement (in shares)				7,000,000
Senior Unsecured Convertible Bonds due 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate					5.75%
4.875% unsecured convertible bonds due 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate			4.875%	4.875%
Common stock, shares loaned to affiliate (in shares)			3,765,842	3,765,842
Senior Unsecured Convertible Bonds due 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate			3.25%
Amount of debt repurchased	$ 63.2
Shares issued on conversion of convertible debt (in shares)	651,365